Condensed Financial Information of the Company - Statement of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Statement of cash flows
Net cash generated from operating activities	¥ 94,162,531	$ 13,262,515	¥ 48,507,860	¥ 28,783,011
Cash flows from investing activities:
Proceeds from sales of short-term investments	130,317,231	18,354,797	141,928,351	97,547,038
Net cash used in investing activities	(55,431,278)	(7,807,332)	(22,361,670)	(35,562,365)
Cash flows from financing activities:
Repurchase of convertible bonds	(8,968,817)	(1,263,231)
Others	8,191	1,153	10,079	318
Net cash (used in)/generated from financing activities	(8,960,626)	(1,262,078)	10,079	(1,875,154)
Exchange rate effect on cash, cash equivalents and restricted cash	(291,139)	(41,006)	100,177	(145,157)
(Decrease)/increase in cash, cash equivalents and restricted cash	29,479,488	4,152,099	26,256,446	(8,799,665)
Cash, cash equivalents and restricted cash at beginning of the year	92,300,417	13,000,242	66,043,971	74,843,636
Cash, cash equivalents and restricted cash at end of the year	121,779,905	17,152,341	92,300,417	66,043,971
Parent Company | Reportable legal entity
Statement of cash flows
Net cash generated from operating activities	71,615	10,087	(24,202)	82,074
Cash flows from investing activities:
Proceeds from sales of short-term investments				5,764,134
Cash received from subsidiaries, the VIE and subsidiaries of the VIE, net	8,816,124	1,241,725	65,707
Cash given to subsidiaries, the VIE and subsidiaries of the VIE, net				(5,855,304)
Net cash used in investing activities	8,816,124	1,241,725	65,707	(91,170)
Cash flows from financing activities:
Repurchase of convertible bonds	(8,968,817)	(1,263,231)
Others	8,191	1,153	10,079	318
Net cash (used in)/generated from financing activities	(8,960,626)	(1,262,078)	10,079	318
Exchange rate effect on cash, cash equivalents and restricted cash	14,450	2,035	7,700	4,481
(Decrease)/increase in cash, cash equivalents and restricted cash	(58,437)	(8,231)	59,284	(4,297)
Cash, cash equivalents and restricted cash at beginning of the year	61,553	8,670	2,269	6,566
Cash, cash equivalents and restricted cash at end of the year	¥ 3,116	$ 439	¥ 61,553	¥ 2,269